Shareholders' Equity (Details) - USD ($)						1 Months Ended	12 Months Ended
		Apr. 03, 2025	Apr. 01, 2025	Nov. 20, 2024	Sep. 16, 2024	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 27, 2024	Dec. 31, 2022
Shareholders’ Equity [Line Items]
Common stock authorized	[1]						100,000,000	100,000,000
Common stock par value (in Dollars per share)	[1]						$ 0.0005	$ 0.0005
Share issued		2,664,000				2,664,000
Percentage of share capital					10.00%
Total consideration (in Dollars)					$ 2,000,000
Share price (in Dollars per share)						$ 4
Grant period			45 days
Offering price per share (in Dollars per share)		$ 4
Gross proceeds (in Dollars)		$ 10,656,000					$ 9,298,294
Costs capitalized amount (in Dollars)								$ 639,587
Ordinary shares issued	[1]						24,864,000	22,200,000
Ordinary shares outstanding	[1]						24,864,000	22,200,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock authorized				100,000,000
Common stock par value (in Dollars per share)							$ 0.0005
Share issued	[2]							2,200,000
Authorized share capital (in Dollars)				$ 50,000
Ordinary shares issued							24,864,000
Ordinary shares outstanding	[2]						24,864,000	22,200,000	20,000,000		20,000,000
Mr. Ngai Ming Yuk [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Share issued					1,100
Cayman Islands [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock authorized										50,000
Common stock outstanding										10,000
Common stock par value (in Dollars per share)										$ 1
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share)				$ 0.0005
Maximum [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share)				$ 1
Maximum [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Share split				2,000
Number of shares issued and outstanding				22,200,000
Minimum [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share)				$ 0.0005
Share split				1
Number of shares issued and outstanding				11,100
Allotment [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share)					$ 1
Share issued					1,100
Allotment [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Share issued					11,100
IPO [Member]
Shareholders’ Equity [Line Items]
Aggregate ordinary shares			2,664,000
Costs capitalized amount (in Dollars)							$ 2,512,206
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Share price (in Dollars per share)			$ 4
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Share issued			399,600
Aggregate ordinary shares			399,600

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.
[2]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.